Taxes - Deferred tax assets and liabilities (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019
Taxes
Deferred tax assets (liabilities)	$ (4,488)	$ (80)	$ (1,302)	$ (87)
Ecopetrol USA Inc.
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration	1,312	1,088
Refineria De Cartagana [Member]
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration	2,096	1,236
ISA Interchile
Taxes
Operating loss carryforwards, subject to expiration	969	1,157
ISA Group
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration	61	66
Esenttia MB
Taxes
Operating loss carryforwards, subject to expiration	$ 186	118
Invercolsa S.A.
Taxes
Deferred tax asset attributable to deductible operating loss carryforwards	12 years
Operating loss carryforwards, subject to expiration	$ 15	16
Ruta de la Araucana and Transamerican
Taxes
Operating loss carryforwards, subject to expiration	1	39
Ruta Costera
Taxes
Operating loss carryforwards, subject to expiration	306	241
Ruta del Maipo
Taxes
Operating loss carryforwards, subject to expiration	641	705
Ruta del Loa
Taxes
Operating loss carryforwards, subject to expiration	98	61
Loss carry forwards
Taxes
Deferred tax assets (liabilities)	6,595	6,892
Deferred tax asset (liability)	$ 6,595	6,892
Deferred tax asset attributable to deductible operating loss carryforwards	20 years
Operating loss carryforwards, subject to expiration	$ 910	1,165
Provisions
Taxes
Deferred tax assets (liabilities)	5,876	4,660
Employee benefits
Taxes
Deferred tax assets (liabilities)	1,180	2,895
Other assets
Taxes
Deferred tax assets (liabilities)	405	296
Accounts payable
Taxes
Deferred tax assets (liabilities)	11	58
Other
Taxes
Deferred tax assets (liabilities)	(470)	(344)
Goodwill
Taxes
Deferred tax assets (liabilities)	(662)	(693)
Intangibles
Taxes
Deferred tax assets (liabilities)	(1,063)	(1,403)
Loans and borrowings
Taxes
Deferred tax assets (liabilities)	(1,927)	3,425
Other liabilities
Taxes
Deferred tax assets (liabilities)	(3,299)	(3,448)
Accounts receivable
Taxes
Deferred tax assets (liabilities)	(3,859)	(3,761)
Property plant and equipment and Natural and environmental resources
Taxes
Deferred tax assets (liabilities)	$ (7,275)	$ (8,657)